Other Current Liabilities	9 Months Ended
Sep. 30, 2026
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 5 - OTHER CURRENT LIABILITIES:

	September 30, 2026	December 31, 2025
	U.S. dollars in thousands

Accrued vacation	3,588	3,707
Tax authority and other institutions	73	347
Estimated accrual for a certain batch production incident	250	1,726
Derivative liabilities	132	-
Accrued expenses	2,916	1,274
Revenue Earnout payables (please refer to Note 6)	-	1,962
Other	129	114
	7,088	9,130